Fair value of financial assets and liabilities - Income or expense from financial instruments by category (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	₩ 1,481,044			₩ 903,451
Financial instruments at FVTPL		₩ 2,041,520
Financial assets at FVTOCI	2,016,268	1,389,543		964,781
Financial instruments designated	2,894	(19,647)	[1]
Securities at amortized cost	539,603	646,343		776,964
Loans and other financial assets at amortized cost	16,534,721	18,990,572		17,609,882
Financial liabilities at amortized cost	(11,382,194)	(13,108,254)		(11,885,880)
Net derivatives (Designated for hedging)	(449,507)	128,646		15,678
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, net of tax	74	1,831
Total	8,742,829	10,068,723		8,384,876
Interest Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	303,458			192,094
Financial instruments at FVTPL		236,793
Financial assets at FVTOCI	1,866,114	1,281,642		999,407
Financial instruments designated	0	0	[1]
Securities at amortized cost	539,933	643,056		782,513
Loans and other financial assets at amortized cost	18,470,052	19,851,850		18,667,540
Financial liabilities at amortized cost	(11,382,195)	(13,108,310)		(11,887,127)
Net derivatives (Designated for hedging)	0	0		0
Total	9,797,362	8,905,031		8,754,427
Fees and Commissions Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	(480)			514
Financial instruments at FVTPL		1,174
Financial assets at FVTOCI	280	951		1,621
Financial instruments designated	0	0	[1]
Securities at amortized cost	0	0		0
Loans and other financial assets at amortized cost	44,386	566,911		578,387
Financial liabilities at amortized cost	1	56		1,247
Net derivatives (Designated for hedging)	0	0		0
Total	44,187	569,092		581,769
Reversal (provision) of credit loss
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	0			0
Financial instruments at FVTPL		0
Financial assets at FVTOCI	(10,190)	(8,868)		(16,542)
Financial instruments designated	0	0	[1]
Securities at amortized cost	(330)	3,287		(5,549)
Loans and other financial assets at amortized cost	(2,087,384)	(1,715,074)		(1,839,987)
Financial liabilities at amortized cost	0	0		0
Net derivatives (Designated for hedging)	0	0		0
Total	(2,097,904)	(1,720,655)		(1,862,078)
Gain or loss on transaction and valuation
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	723,045			488,486
Financial instruments at FVTPL		1,512,430
Financial assets at FVTOCI	130,620	96,620		(37,641)
Financial instruments designated	2,894	(19,647)	[1]
Securities at amortized cost	0	0		0
Loans and other financial assets at amortized cost	107,667	286,885		203,942
Financial liabilities at amortized cost	0	0		0
Net derivatives (Designated for hedging)	(449,507)	128,646		15,678
Total	514,719	2,004,934		670,465
Others
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	455,021			222,357
Financial instruments at FVTPL		291,123
Financial assets at FVTOCI	29,444	19,198		17,936
Financial instruments designated	0	0	[1]
Securities at amortized cost	0	0		0
Loans and other financial assets at amortized cost	0	0		0
Financial liabilities at amortized cost	0	0		0
Net derivatives (Designated for hedging)	0	0		0
Total	₩ 484,465	₩ 310,321		₩ 240,293

[1]	The amounts recognized in other comprehensive income related to financial liabilities designated to be measured at FVTPL are 1,831 million Won during the year ended December 31, 2024.